Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

Income tax expense differed from the expected expense computed by applying the U.S. Federal income tax rate as follows:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Federal income tax benefit at statutory rate	$(1,255,601)	$(845,722)	$(3,486,052)	$(2,733,779)
State income tax benefit	(330,642)	(222,707)	(917,994)	(719,896)
Permanent differences	6,154	3,157	14,457	11,920
Change in valuation allowance	2,218,188	1,132,895	5,089,875	3,572,189
Prior period adjustment to actual	(620,630)	-	(620,630)	-
Other	(17,469)	(67,623)	(79,656)	(130,434)
Total income tax expense	$-	$-	$-	$-

Income tax expense differed from the expected expense computed by applying U.S. Federal income tax rate for the respective years ended as follows:

	December 31, 2022	December 31, 2021
Federal income tax benefit at statutory rate	$(3,712,008)	$(563,519)
State income tax benefit	(977,496)	(148,393)
Permanent differences	11,935	44,804
Change in valuation allowance	4,733,324	713,701
Other	(55,755)	(46,593)
Total income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities

	September 30, 2023	December 31, 2022
Deferred income tax assets:
Current:
Research and development costs	$723,577	$343,087
Other	59,126	59,018
Non-current:
Net operating losses	5,862,906	3,381,215
Research and development costs	3,645,038	1,762,716
Research and development tax credit	756,122	-
Unvested stock options	405,739	204,380
Patents	99,118	92,417
Right-of-use assets	45,265	63,563
Gross deferred income tax assets	11,596,891	5,906,396
Less: valuation allowance	(10,988,821)	(5,580,595)
Net deferred income tax asset	608,070	325,801

Deferred income tax liabilities:
Current:
Accrual to cash	-	(11,228)
Non-current
Property and equipment	(608,070)	(314,573)
Gross deferred income tax liabilities	(608,070)	(325,801)

Net deferred tax asset (liability)	$-	$-

	December 31, 2022	December 31, 2021
Deferred income tax assets:
Current:
Research and development costs	$343,087	$-
Other	59,018	4,050
Non-current:
Net operating losses	3,381,215	1,201,974
Research and development costs	1,762,716	-
Unvested stock options	204,380	11,835
Patents	92,417	90,480
Right-of-use assets	63,563	49,606
Gross deferred income tax assets	5,906,396	1,357,945
Less: valuation allowance	(5,580,595)	(847,269)
Net deferred income tax asset	325,801	510,676

Deferred income tax liabilities:
Current:
Accrual to cash	(11,228)	(105,075)
Non-current
Property and equipment	(314,573)	(405,601)
Gross deferred income tax liabilities	(325,801)	(510,676)

Net deferred tax asset (liability)	$-	$-